LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings
Weighted average interest rates of short-term borrowings	4.91%	4.67%
Assets to secure short-term borrowings	¥ 544,667	¥ 76,547
Secured short-term loans and borrowings	4,127,287	1,009,320
VIEs | Borrowings guaranteed by GDS Holdings Limited
Short-term borrowings
Secured short-term loans and borrowings	18,460	89,400
Accounts receivable
Short-term borrowings
Assets to secure short-term borrowings	65,985	76,547
Accounts receivable | VIEs
Short-term borrowings
Assets pledged	70,945	66,969
Property and equipment, net
Short-term borrowings
Assets to secure short-term borrowings	397,285
Property and equipment, net | VIEs
Short-term borrowings
Assets pledged	46,007	¥ 102,248
Operating lease ROU assets
Short-term borrowings
Assets to secure short-term borrowings	¥ 81,397